Financial risk management - Liquidity Risk (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	€ 4,714	€ 3,933
Amounts payable to related parties	485	210
Borrowings	12,314	13,599
Derivatives	263	66
Lease liabilities	752	714
Total financial liabilities	18,528	18,522
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	4,714	3,933
Amounts payable to related parties	485	210
Borrowings	1,336	1,369
Derivatives	76	19
Lease liabilities	149	145
Total financial liabilities	6,760	5,676
1 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	2,597	2,551
Derivatives	17	4
Lease liabilities	217	208
Total financial liabilities	2,831	2,763
3 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	2,179	2,274
Derivatives	51	15
Lease liabilities	129	111
Total financial liabilities	2,359	2,400
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	6,202	7,405
Derivatives	119	28
Lease liabilities	257	250
Total financial liabilities	€ 6,578	€ 7,683